Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Profit before tax	$ 25,252,982	$ 25,603,944	$ 7,016,918
Adjustments for:
Depreciation and amortization	1,955,458	1,359,960	1,485,134
Gain on sale of available-for-sale investments			(3,133,556)
Impairment loss on insurance receivables	628,887	472,124	1,214,456
Impairment of investments available for sale			71,863
Loss (gain) on disposal of property, premises and equipment	25,999		(18,967)
Realized gain on sale of financial assets at FVTPL	(946,952)	(2,048,908)
Fair value loss (gain) on investment properties	304,482	(93,934)	(18,148)
Realized gain on sale of investment properties	(678,516)
(Gain) loss on revaluation of financial assets at FVTPL	(1,590,964)	948,802
Loss on sale of bonds at fair value through OCI	628,523	763,569
Expected credit loss on financial assets	(35,591)	29,903
Gain on revaluation of held for trading investments			(95,582)
Share of profit or loss from associates	376,104	885,673	(992,218)
Net foreign exchange differences	(5,704,249)	3,371,941	(2,615,883)
Cash from operations before working capital changes	20,216,163	31,293,074	2,914,017
Working capital adjustments
Term deposits	(44,425,989)	30,845,015	7,647,915
Insurance receivables	(3,523,360)	952,311	(29,939,360)
Purchase of financial assets at FVTPL	(14,905,996)	(1,380,207)
Purchase of bonds through OCI	(109,954,776)	(36,245,111)
Proceeds from maturity of financial assets at amortized cost	500,000	500,000	3,000,000
Proceeds from sale/maturity of bonds at fair value through OCI	67,192,825	56,417,470
Proceeds from sale of financial assets at FVTPL	9,615,999	7,853,250
Purchase of available-for-sale investments			(49,829,438)
Proceeds from sale of available-for-sale investments			57,008,234
Proceeds from sale of trading securities			81,984
Reinsurance share of outstanding claims	11,352,958	(973,363)	(43,526,311)
Reinsurance share of unearned premiums	(1,349,702)	8,560,116	(8,988,473)
Deferred excess of loss premiums	(2,724,036)	(836,017)	(2,733,686)
Deferred policy acquisition costs	(5,309,458)	(3,487,866)	(4,629,717)
Other assets	(2,693,175)	248,679	626,741
Additions of investment property	(745,281)		(264,111)
Proceeds from sale of investment property	6,062,217
Gross outstanding claims	28,673,014	1,152,400	48,056,147
Gross unearned premiums	37,959,341	11,560,663	23,023,130
Insurance payables	20,509,591	(928,745)	6,793,290
Other liabilities	4,052,336	958,817	1,664,479
Unearned commissions	899,605	(2,343,635)	2,061,920
Net cash flows from operating activities before tax	21,402,276	104,146,851	12,966,761
Income tax paid		(56,456)	(4,946)
Net cash flows from operating activities after tax	21,402,276	104,090,395	12,961,815
INVESTING ACTIVITIES
Purchases of property, premises and equipment	(443,305)	(414,716)	(448,954)
Proceeds from sale of premises and equipment	22,567		50,394
Purchases of intangible assets	(612,901)	(731,717)	(1,175,761)
Net cash flows used in investing activities	(1,033,639)	(1,146,433)	(1,574,321)
FINANCING ACTIVITIES
Dividends paid	(10,816,054)	(4,091,271)	(11,470,054)
Treasury shares	(5,052,500)	(15,050,000)
Lease liability payments	(606,232)
Net cash flows used in financing activities	(16,474,786)	(19,141,271)	(11,470,054)
NET CHANGE IN CASH AND CASH EQUIVALENTS	3,893,851	83,802,691	(82,560)
Net foreign exchange differences	3,833,652	(3,220,822)	1,884,885
Cash and cash equivalents at the beginning of the year	184,732,364	104,150,495	102,348,170
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 192,459,867	$ 184,732,364	$ 104,150,495